T. ROWE PRICE Target 2055 Fund
August 31, 2024 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
BOND MUTUAL FUNDS 1.7%
T. Rowe Price Funds:
New Income Fund  1,834 128 67 242,297 1,965
U.S. Treasury Long-Term Index
Fund  1,134 79 54 161,322 1,246
Limited Duration Inflation Focused
Bond Fund  602 23 21 129,928 617
International Bond Fund (USD
Hedged)  509 102 22 70,474 599
Dynamic Global Bond Fund  389 20 14 50,817 391
Total Bond Mutual Funds (Cost $4,989) 4,818
EQUITY MUTUAL FUNDS 97.0%
T. Rowe Price Funds:
Value Fund  42,254 1,886 1,314 911,369 45,204
Growth Stock Fund  40,261 1,274 2,497 388,718 41,084
U.S. Large-Cap Core Fund  27,784 1,091 870 676,829 29,489
Equity Index 500 Fund  27,766 1,091 1,761 194,695 28,978
Overseas Stock Fund  21,054 778 642 1,588,812 22,148
International Value Equity Fund  20,522 727 623 1,161,810 21,586
International Stock Fund  17,993 1,029 572 925,610 19,632
Real Assets Fund  17,044 1,108 553 1,196,133 18,301
Mid-Cap Growth Fund  9,930 505 317 96,596 10,600
Mid-Cap Value Fund  9,421 299 285 275,026 9,915
Emerging Markets Discovery Stock
Fund  7,528 242 229 542,793 7,811
Small-Cap Stock Fund  5,895 163 155 99,488 6,317
Emerging Markets Stock Fund  5,653 518 205 176,842 6,193
Small-Cap Value Fund  5,582 178 170 105,198 6,042
New Horizons Fund (2) 3,981 272 144 74,197 4,346
Total Equity Mutual Funds (Cost $213,423) 277,646
OTHER MUTUAL FUNDS 0.0%
T. Rowe Price Funds:
Transition Fund  28 1,351 1,345 326 33
Total Other Mutual Funds (Cost $33) 33

T. ROWE PRICE Target 2055 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/24
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.3%
Money Market Funds  1.3%
T. Rowe Price U.S. Treasury
Money Fund, 5.36% (3) 3,554 2,119 1,846 3,827,463 3,827
Total Short-Term Investments (Cost $3,827) 3,827
Total Investments in Securities 100.0%
(Cost $222,272) $ 286,324
Other Assets Less Liabilities (0.0)% (127)
Net Assets 100.0% $ 286,197
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2055 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2024. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ — $ (4) $ 5
Emerging Markets Discovery Stock Fund  4 270 —
Emerging Markets Stock Fund  4 227 —
Equity Index 500 Fund  51 1,882 97
Growth Stock Fund  657 2,046 —
International Bond Fund (USD Hedged)  (1) 10 5
International Stock Fund  11 1,182 —
International Value Equity Fund  7 960 —
Limited Duration Inflation Focused Bond Fund  — 13 1
Mid-Cap Growth Fund  2 482 —
Mid-Cap Value Fund  3 480 —
New Horizons Fund  (2) 237 —
New Income Fund  (6) 70 24
Overseas Stock Fund  12 958 —
Real Assets Fund  4 702 —
Small-Cap Stock Fund  1 414 —
Small-Cap Value Fund  2 452 —
Transition Fund  (5) (1) —
U.S. Large-Cap Core Fund  13 1,484 —
U.S. Treasury Long-Term Index Fund  (13) 87 12
Value Fund  23 2,378 —
U.S. Treasury Money Fund, 5.36% — — 49
Totals $ 767# $ 14,329 $ 193+
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $193 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2055 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2055 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents.
The duties and responsibilities of the Valuation Designee are performed by its
Valuation Committee. The Valuation Designee provides periodic reporting to the
Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2055 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On August 31, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F199-054Q1 08/24